UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Common Stocks — 0.0%	Shares		Value
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $45,445) (a)		2,951	$2,951

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 4.4%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.92%, 7/18/26 (b)(c)	USD	750	751,265
ALM Loan Funding, Series 2012-5A, Class BR, 4.02%, 10/18/27 (b)(c)		1,000	1,002,126
ALM XII Ltd., Series 2015-12A, Class B, 4.27%, 4/16/27 (b)(c)		1,000	1,002,441
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26 (b)(c)		4,500	4,440,240
ALM XVII Ltd., Series 2015-17A, Class B1, 4.43%, 1/15/28 (b)(c)		1,400	1,406,583
AMMC CLO Ltd., Series 2015-17A, Class C, 4.15%, 11/15/27 (b)(c)		1,000	1,002,519
Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class C, 4.54%, 4/28/26 (b)(c)		1,000	985,812
Apidos CDO, Series 2012-9AR, Class CR, 3.78%, 7/15/23 (b)(c)		1,000	1,001,035
Apidos CLO XVIII, Series 2014-18A, Class C, 4.69%, 7/22/26 (b)(c)		1,300	1,294,473
Ares CLO Ltd., Series 2012-2A, Class CR, 3.72%, 10/12/23 (b)(c)		1,000	1,001,201
Atlas Senior Loan Fund II, Ltd., Series 2012-2A, Class DR, 4.79%, 1/30/24 (b)(c)		750	749,343
Atlas Senior Loan Fund Ltd. (b)(c)
Series 2014-6A, Class D, 4.72%, 10/15/26		3,000	2,991,608
Series 2012-1A, Class B1LR, 4.81%, 8/15/24		2,000	1,998,784
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24 (b)(c)		1,000	995,600
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class B, 4.07%, 4/18/27 (b)(c)		1,000	1,000,003
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.87%, 11/23/25 (b)(c)		1,000	989,949
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-2A, Class C1R, 3.93%, 7/20/23		1,000	1,000,976

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd. (b)(c) (continued):
Series 2013-3A, Class C, 4.42%, 7/15/25	USD	1,000	$991,027
Series 2014-5A, Class C, 5.17%, 10/16/25		1,000	994,197
Series 2015-1A, Class C, 4.18%, 4/20/27		500	500,625
Series 2016-1A, Class C, 5.93%, 4/20/27		1,000	1,007,694
Series 2016-3A, Class C, 4.79%, 10/20/29		1,000	980,993
CIFC Funding Ltd., Series 2014-3A, Class C1, 3.84%, 7/22/26 (b)(c)		1,500	1,504,321
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.82%, 10/15/26 (b)(c)		250	250,740
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.54%, 10/29/26 (c)		1,000	982,298
Highbridge Loan Management Ltd. (b)(c):
Series 4A-2014, Class B, 4.04%, 7/28/25		750	750,841
Series 6A-2015, Class C, 3.95%, 5/05/27		1,500	1,500,042
Series 8A-2016, Class D, 5.88%, 4/20/27		500	500,163
ING IM CLO Ltd., Series 2013-2A, Class C, 4.54%, 4/25/25 (b)(c)		1,000	987,635
LCM XVIII LP, Series 18A, Class C1, 4.18%, 4/20/27 (b)(c)		1,000	1,001,340
Limerock CLO III LLC, Series 2014-3A, Class C, 4.63%, 10/20/26 (b)(c)		1,000	985,993
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.76%, 8/15/22 (b)(c)		2,000	2,001,577
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.77%, 1/19/25 (b)(c)		1,000	1,002,830
Madison Park Funding XIV, Ltd., Series 2014-14A, Class C1, 4.13%, 7/20/26 (b)(c)		1,250	1,253,256
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.29%, 1/27/26 (b)(c)		2,400	2,406,591
Mill Creek II CLO, Ltd., Series 2016-1A, Class D, 5.88%, 4/20/28 (b)(c)		1,000	1,008,374

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 4.29%, 1/23/27 (b)(c)	USD	1,600	$1,605,600
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.97%, 4/15/27 (b)(c)		500	507,468
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.70%, 8/12/26 (b)(c)		750	752,137
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 4.56%, 11/18/26 (b)(c)		1,500	1,494,360
OZLM XI Ltd., Series 2015-11A, Class B, 4.04%, 1/30/27 (b)(c)		2,750	2,747,200
Regatta IV Funding Ltd., Series 2014-1A, Class C, 3.99%, 7/25/26 (b)(c)		1,500	1,502,450
Regatta V Funding Ltd., Series 2014-1A (b)(c):
Class B, 4.04%, 10/25/26		1,000	1,001,591
Class C, 4.49%, 10/25/26		1,000	978,103
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 1.16%, 6/15/21 (b)		240	239,882
Symphony CLO Ltd., Series 2016-17A, Class D, 5.82%, 4/15/28 (b)(c)		1,000	1,007,356
Symphony CLO XV Ltd., Series 2014-15A (b)(c):
Class C, 4.22%, 10/17/26		2,500	2,502,979
Class D, 4.77%, 10/17/26		1,000	994,328
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.50%, 6/10/25 (b)(c)		800	796,519
Vibrant CLO II, Ltd., Series 2013-2A, Class C, 4.64%, 7/24/24 (b)(c)		1,000	996,124
Voya CLO Ltd., Series 2014-4A, Class C, 5.02%, 10/14/26 (b)(c)		1,000	1,001,721
Webster Park CLO Ltd., Series 2015-1A, Class B1, 4.13%, 1/20/27 (b)(c)		4,000	4,006,964
Total Asset-Backed Securities — 4.4%			68,350,921

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (c)		536	559,450
KLX, Inc., 5.88%, 12/01/22 (c)		725	759,437

Corporate Bonds	Par (000)		Value
Aerospace & Defense (continued)
Mexico City Airport Trust, 4.25%, 10/31/26 (c)	USD	1,350	$1,320,705
TransDigm, Inc.:
6.00%, 7/15/22		4,360	4,392,700
6.50%, 7/15/24		1,560	1,561,950

			8,594,242
Air Freight & Logistics — 0.1%
XPO Logistics, Inc. (c):
6.50%, 6/15/22		1,421	1,481,393
6.13%, 9/01/23		496	512,120

			1,993,513
Airlines — 0.9%
American Airlines Group, Inc., 4.63%, 3/01/20 (c)		692	698,090
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		1,278	1,302,612
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,124,660
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		2,885	3,274,528
Turkish Airlines Pass Through Trust, Series 2015-1 Class A, 4.20%, 9/15/28 (c)		2,807	2,747,219
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		3,616	3,678,875
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (c)		916	929,746

			14,755,730
Auto Components — 0.5%
Allison Transmission, Inc., 5.00%, 10/01/24 (c)		734	739,505
Goodyear Tire & Rubber Co., 5.00%, 5/31/26		535	539,013
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		3,950	3,994,437
6.00%, 8/01/20		3,108	3,184,146

			8,457,101

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31	USD	3,660	$4,582,170
General Motors Co.:
4.88%, 10/02/23		1,875	1,987,635
6.25%, 10/02/43		940	1,042,471

			7,612,276
Banks — 4.3%
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,646,000
5.25%, 3/15/18		4,030	4,165,005
5.50%, 2/15/19 (c)		3,967	4,173,601
5.00%, 8/01/23		660	688,050
City National Corp., 5.25%, 9/15/20 (d)		2,900	3,181,576
Cooperatieve Rabobank UA, 3.95%, 11/09/22 (d)		3,775	3,862,603
Credit Suisse Group AG, 6.50%, 8/08/23 (c)		6,000	6,429,228
Discover Bank/Greenwood, 8.70%, 11/18/19		748	847,622
Fifth Third Bancorp, 5.10% (b)(e)		5,000	4,777,500
HSBC Finance Corp., 6.68%, 1/15/21 (d)		5,150	5,797,839
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (c)		5,840	5,535,859
Lloyds Banking Group PLC, 4.65%, 3/24/26		1,076	1,088,124
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,599,160
Wells Fargo & Co.:
3.45%, 2/13/23		2,325	2,347,692
4.13%, 8/15/23 (d)		4,000	4,170,016
5.61%, 1/15/44 (d)		4,119	4,706,600

			67,016,475
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (d)		6,170	6,602,548
Molson Coors Brewing Co., 4.20%, 7/15/46		1,665	1,545,185

			8,147,733
Biotechnology — 0.4%
Amgen, Inc., 4.66%, 6/15/51 (d)		6,709	6,521,215
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)		424	440,960
Builders FirstSource, Inc., 5.63%, 9/01/24 (c)		586	602,115

Corporate Bonds	Par (000)		Value
Building Products (continued)
Building Materials Corp. of America, 6.00%, 10/15/25 (c)	USD	1,832	$1,932,760
Masonite International Corp., 5.63%, 3/15/23 (c)		610	631,350
Standard Industries, Inc., 5.13%, 2/15/21 (c)		420	438,900

			4,046,085
Capital Markets — 3.9%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,429,197
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		625	641,937
7.50%, 2/15/19 (d)		5,165	5,711,323
5.25%, 7/27/21		1,175	1,288,540
5.75%, 1/24/22		5,500	6,174,498
6.25%, 2/01/41 (d)		15,000	18,701,220
Morgan Stanley (d):
5.63%, 9/23/19		6,770	7,333,846
5.50%, 7/28/21		2,695	2,987,017
State Street Corp., 1.96%, 6/01/77 (b)		17,845	15,721,445

			59,989,023
Chemicals — 1.1%
Axalta Coating Systems LLC, 4.88%, 8/15/24 (c)		715	723,938
Basell Finance Co. BV, 8.10%, 3/15/27 (c)(d)		6,000	7,890,312
CF Industries, Inc., 5.38%, 3/15/44		3,625	3,171,875
Huntsman International LLC:
4.88%, 11/15/20		72	74,340
5.13%, 11/15/22		2,495	2,577,659
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)		772	799,020
Platform Specialty Products Corp. (c):
10.38%, 5/01/21		165	183,150
6.50%, 2/01/22		1,372	1,399,440
PQ Corp., 6.75%, 11/15/22 (c)		935	1,012,137

			17,831,871
Commercial Services & Supplies — 3.2%
AerCap Global Aviation Trust, 6.50%, 6/15/45 (b)(c)		5,000	5,150,000
Aviation Capital Group Corp. (c):
7.13%, 10/15/20		31,000	35,650,000
6.75%, 4/06/21		7,850	9,017,687

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (continued)
United Rentals North America, Inc., 7.63%, 4/15/22	USD	664	$695,540

			50,513,227
Communications Equipment — 0.4%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)		2,242	2,389,143
CommScope, Inc., 5.50%, 6/15/24 (c)		254	261,938
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 5/15/25		2,126	2,249,584
5.75%, 1/15/27 (c)		593	607,113

			5,507,778
Construction & Engineering — 0.1%
AECOM Co., 5.75%, 10/15/22		333	350,899
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		413	407,837
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	783,750

			1,542,486
Construction Materials — 0.5%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	1,988,047
HD Supply, Inc. (c):
5.25%, 12/15/21		3,278	3,454,192
5.75%, 4/15/24		1,701	1,790,303
PulteGroup, Inc., 5.50%, 3/01/26		926	946,835

			8,179,377
Consumer Finance — 1.2%
Ally Financial, Inc.:
5.13%, 9/30/24		590	606,048
4.63%, 3/30/25		136	134,300
8.00%, 11/01/31		5,795	6,881,562
Capital One Bank USA NA, 3.38%, 2/15/23 (d)		2,000	2,000,386
Discover Financial Services, 3.85%, 11/21/22		3,252	3,319,687
Experian Finance PLC, 2.38%, 6/15/17 (c)(d)		2,550	2,557,344
Navient Corp.:
6.63%, 7/26/21		461	469,068
7.25%, 9/25/23		996	1,003,470
Total System Services, Inc., 3.80%, 4/01/21		1,630	1,681,585

			18,653,450

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 (c)	USD	400	$407,400
Ball Corp., 4.38%, 12/15/20		681	715,476
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		2,866	2,950,776
6.88%, 2/15/21		68	69,777
7.00%, 7/15/24 (c)		1,247	1,328,678
Sealed Air Corp., 6.88%, 7/15/33 (c)		182	191,100

			5,663,207
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		1,295	1,403,456
Service Corp. International, 4.50%, 11/15/20		4,382	4,480,595

			5,884,051
Diversified Financial Services — 7.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		961	1,009,396
4.63%, 7/01/22		518	543,335
Air Lease Corp., 3.75%, 2/01/22		5,000	5,132,285
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,271,645
Bank of America Corp.:
5.00%, 5/13/21 (d)		17,100	18,549,362
5.70%, 1/24/22		2,590	2,904,082
4.45%, 3/03/26		1,765	1,801,308
Bank of America NA, 5.30%, 3/15/17 (d)		13,440	13,504,243
BNP Paribas SA, 6.75% (b)(c)(e)		5,000	4,975,000
Citigroup, Inc., 6.68%, 9/13/43 (d)		4,125	5,245,515
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26 (d)		5,000	5,137,440
Ford Motor Credit Co. LLC, 5.88%, 8/02/21		9,420	10,478,544
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,802,819
4.38%, 9/25/21		2,260	2,359,989
4.25%, 5/15/23		1,681	1,722,522
ING Bank NV, 5.00%, 6/09/21 (c)(d)		8,000	8,733,520
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		1,705	1,722,050
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,254,100
Moody’s Corp., 6.06%, 9/07/17		20,000	20,221,040

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
Resparcs Funding LP I, 8.00% (e)(f)(g)	USD	4,000	$860,000
Royal Bank of Scotland Group PLC:
6.10%, 6/10/23		2,500	2,643,023
5.13%, 5/28/24		5,250	5,234,644

			123,105,862
Diversified Telecommunication Services — 6.0%
AT&T, Inc.:
5.00%, 3/01/21 (d)		8,575	9,240,326
6.30%, 1/15/38 (d)		12,000	13,596,492
4.30%, 12/15/42		265	233,465
4.35%, 6/15/45		367	315,053
CenturyLink, Inc.:
6.45%, 6/15/21		1,660	1,763,750
Series Y, 7.50%, 4/01/24		150	158,813
Frontier Communications Corp.:
6.25%, 9/15/21		980	916,300
7.13%, 1/15/23		55	49,225
7.63%, 4/15/24		1,309	1,155,193
6.88%, 1/15/25		3,964	3,324,805
Level 3 Financing, Inc.:
5.38%, 8/15/22		2,095	2,163,087
5.13%, 5/01/23		1,183	1,191,872
5.38%, 1/15/24		754	762,483
5.38%, 5/01/25		2,003	2,044,322
SBA Communications Corp., 4.88%, 9/01/24 (c)		1,658	1,618,374
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,643,979
Verizon Communications, Inc. (d):
5.15%, 9/15/23		8,775	9,690,250
6.40%, 9/15/33		9,475	11,488,437
7.35%, 4/01/39		7,825	10,182,046
6.55%, 9/15/43		13,225	16,311,477

			92,849,749
Electric Utilities — 4.7%
CMS Energy Corp., 5.05%, 3/15/22		9,900	10,845,628
Duke Energy Corp., 3.55%, 9/15/21 (d)		3,650	3,788,737
Emera, Inc., Series 16-A, 6.75%, 6/15/76 (b)		7,500	8,175,000
Great Plains Energy, Inc., 5.29%, 6/15/22 (h)		5,550	6,025,929
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (c)		4,102	4,245,656
NiSource Finance Corp., 6.80%, 1/15/19 (d)		3,075	3,352,651

Corporate Bonds	Par (000)		Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (d):
4.10%, 6/01/22	USD	4,150	$4,426,755
5.30%, 6/01/42		2,750	3,251,529
Progress Energy, Inc., 7.00%, 10/30/31 (d)		12,000	15,852,900
Puget Energy, Inc.:
6.00%, 9/01/21		275	307,898
5.63%, 7/15/22		5,550	6,139,343
Southern Co., 4.40%, 7/01/46		7,500	7,421,572

			73,833,598
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,050	1,107,750
5.00%, 9/01/23		306	312,120
5.50%, 12/01/24		2,458	2,559,392
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,770,976
Sanmina Corp., 4.38%, 6/01/19 (c)		1,415	1,457,450

			8,207,688
Energy Equipment & Services — 0.7%
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		473	485,416
6.75%, 8/01/22		1,175	1,242,563
GrafTech International Ltd., 6.38%, 11/15/20		890	732,025
Halliburton Co., 5.00%, 11/15/45		6,615	7,082,892
Noble Holding International Ltd., 4.63%, 3/01/21		34	32,470
Transocean, Inc., 6.00%, 3/15/18 (d)		880	898,700

			10,474,066
Food & Staples Retailing — 1.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (c):
6.63%, 6/15/24		775	807,705
5.75%, 3/15/25		1,120	1,113,000
CVS Health Corp.:
4.75%, 12/01/22		289	314,046
5.00%, 12/01/24		183	199,120
5.13%, 7/20/45 (d)		3,879	4,266,244
Dollar Tree, Inc.:
5.25%, 3/01/20		105	107,888
5.75%, 3/01/23		3,938	4,170,342
H.J. Heinz Finance Co., 7.13%, 8/01/39 (c)		4,415	5,732,485

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24	USD	191	$201,946
Rite Aid Corp.:
6.75%, 6/15/21		541	562,640
6.13%, 4/01/23 (c)		2,974	3,096,678
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (d)		5,150	6,054,628

			26,626,722
Food Products — 1.2%
Aramark Services, Inc., 5.13%, 1/15/24 (c)		815	846,915
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (c)		830	840,889
Kraft Foods, Inc.:
6.50%, 8/11/17 (d)		4,450	4,564,868
6.13%, 8/23/18		4,840	5,164,711
Kraft Heinz Foods Co., 4.38%, 6/01/46		2,475	2,313,833
Post Holdings, Inc. (c):
7.75%, 3/15/24		1,502	1,662,534
8.00%, 7/15/25		743	835,875
5.00%, 8/15/26		1,349	1,304,308
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)		715	746,396
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		431	452,011

			18,732,340
Health Care Equipment & Supplies — 0.6%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		2,065	1,786,225
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c):
4.88%, 4/15/20		517	509,245
5.75%, 8/01/22		1,370	1,270,675
5.63%, 10/15/23		506	448,442
Medtronic, Inc., 4.63%, 3/15/45 (d)		4,565	4,865,409

			8,879,996
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		191	191,478
Amsurg Corp., 5.63%, 7/15/22		1,466	1,509,980
Centene Corp.:
5.63%, 2/15/21		875	918,575
6.13%, 2/15/24		645	685,313

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	1,620	$1,625,062
6.88%, 2/01/22		1,111	808,253
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		1,990	1,965,125
HCA, Inc.:
3.75%, 3/15/19		4,364	4,440,370
6.50%, 2/15/20		10,421	11,384,942
7.50%, 2/15/22		2,214	2,518,425
5.88%, 3/15/22		340	369,325
4.75%, 5/01/23		236	244,555
5.38%, 2/01/25		440	448,800
5.88%, 2/15/26		1,297	1,348,880
HealthSouth Corp.:
5.13%, 3/15/23		512	509,440
5.75%, 11/01/24		637	647,351
Hologic, Inc., 5.25%, 7/15/22 (c)		742	773,535
MEDNAX, Inc., 5.25%, 12/01/23 (c)		587	606,078
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		829	879,776
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		1,109	1,145,042
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	773,720
4.75%, 6/01/20		1,450	1,471,750
6.00%, 10/01/20		3,645	3,845,475
4.50%, 4/01/21		73	73,365
7.50%, 1/01/22 (c)		394	422,565
8.13%, 4/01/22		1,907	1,926,070
6.75%, 6/15/23		1,758	1,661,310
UnitedHealth Group, Inc., 6.88%, 2/15/38 (d)		10,000	13,639,860

			56,834,420
Hotels, Restaurants & Leisure — 0.6%
Boyd Gaming Corp., 6.38%, 4/01/26 (c)		71	76,148
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		1,970	1,977,387
GLP Capital LP / GLP Financing II, Inc., 4.38%, 4/15/21		143	148,720
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (c):
5.00%, 6/01/24		600	611,250
5.25%, 6/01/26		650	657,579
MGM Resorts International, 6.75%, 10/01/20		214	237,005

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (c)	USD	627	$654,431
New Red Finance, Inc., 6.00%, 4/01/22 (c)		2,215	2,307,853
Sabre GLBL, Inc. (c):
5.38%, 4/15/23		594	604,210
5.25%, 11/15/23		294	297,675
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		1,718	1,765,245

			9,337,503
Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)		1,647	1,671,705
CalAtlantic Group, Inc., 8.38%, 1/15/21		3,015	3,512,475
Lennar Corp.:
4.75%, 11/15/22		1,805	1,851,262
4.88%, 12/15/23		466	474,155
Newell Brands, Inc.:
3.85%, 4/01/23		2,585	2,664,804
4.20%, 4/01/26		955	989,245
TRI Pointe Group, Inc.:
4.38%, 6/15/19		920	936,100
5.88%, 6/15/24		625	646,875

			12,746,621
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,110	1,176,600
6.13%, 12/15/24		231	244,283
5.75%, 7/15/25		1,002	1,047,090

			2,467,973
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.:
6.00%, 1/15/22 (c)		1,548	1,619,595
5.88%, 1/15/24 (c)		823	862,093
5.75%, 1/15/25		1,064	1,040,060
Dynegy, Inc., 6.75%, 11/01/19		1,945	1,996,056
NRG Energy, Inc.:
6.25%, 5/01/24		135	137,363
7.25%, 5/15/26 (c)		1,581	1,654,121
6.63%, 1/15/27 (c)		2,521	2,502,092
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,946,270

			11,757,650

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 0.0%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (c)	USD	623	$658,430
Insurance — 3.1%
American International Group, Inc., 6.40%, 12/15/20 (d)		8,710	9,915,891
Aon Corp., 5.00%, 9/30/20 (d)		7,700	8,309,817
Aon PLC, 4.25%, 12/12/42 (d)		6,500	6,044,012
Forethought Financial Group, Inc., 8.63%, 4/15/21 (c)		3,400	3,777,842
MetLife, Inc., 6.40%, 12/15/66		5,000	5,425,000
Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (c)(d)		12,000	14,904,048

			48,376,610
Internet Software & Services — 0.1%
Equinix, Inc., 5.88%, 1/15/26		1,061	1,127,312
Netflix, Inc., 5.50%, 2/15/22		563	603,114

			1,730,426
IT Services — 0.8%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		1,755	1,825,200
Fidelity National Information Services, Inc., 5.00%, 10/15/25		1,935	2,103,409
First Data Corp. (c):
6.75%, 11/01/20		503	519,976
5.38%, 8/15/23		764	786,920
7.00%, 12/01/23		5,218	5,533,689
5.75%, 1/15/24		410	422,813
Western Digital Corp., 10.50%, 4/01/24 (c)		584	687,660

			11,879,667
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (d)		12,000	13,109,040
Media — 7.2%
21st Century Fox America, Inc., 6.15%, 3/01/37 (d)		9,575	11,244,171
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,035,500
Altice Financing SA, 7.50%, 5/15/26 (c)		2,172	2,291,460
Altice Luxembourg SA (c):
7.75%, 5/15/22		2,362	2,506,672
7.63%, 2/15/25		1,752	1,852,740
Altice US Finance I Corp. (c):
5.38%, 7/15/23		2,919	3,039,409
5.50%, 5/15/26		1,211	1,241,275

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Media (continued)
AMC Networks, Inc.:
4.75%, 12/15/22	USD	685	$698,700
5.00%, 4/01/24		432	440,640
CCO Holdings LLC/CCO Holdings Capital Corp. (c):
5.88%, 4/01/24		1,759	1,887,636
5.75%, 2/15/26		499	528,784
5.50%, 5/01/26		1,219	1,276,903
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/25		5,000	5,257,550
6.38%, 10/23/35		479	540,097
6.48%, 10/23/45		4,584	5,210,853
6.83%, 10/23/55		3,540	4,157,886
Cinemark USA, Inc., 5.13%, 12/15/22		349	358,598
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		11,711	12,129,754
Cox Communications, Inc., 8.38%, 3/01/39 (c)(d)		5,000	6,221,635
CSC Holdings LLC:
8.63%, 2/15/19		4,005	4,445,550
6.63%, 10/15/25 (c)		832	907,920
DISH DBS Corp., 7.75%, 7/01/26		1,901	2,127,941
Grupo Televisa SAB, 5.00%, 5/13/45 (d)		3,345	2,861,055
Hughes Satellite Systems Corp. (c):
5.25%, 8/01/26		1,017	1,017,000
6.63%, 8/01/26		685	707,263
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		1,107	951,328
5.50%, 8/01/23 (d)		1,127	788,900
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	6,121,816
MDC Partners, Inc., 6.50%, 5/01/24 (c)		1,036	901,320
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		1,471	1,483,871
Nexstar Escrow Corp., 5.63%, 8/01/24 (c)		495	494,381
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		475	485,094
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		249	257,715
5.63%, 2/15/24		122	127,338

Corporate Bonds	Par (000)		Value
Media (continued)
SFR Group SA (c):
6.00%, 5/15/22	USD	4,544	$4,674,640
7.38%, 5/01/26		5,843	5,996,379
Time Warner Cable, Inc., 6.55%, 5/01/37		3,519	4,026,383
Time Warner, Inc.:
4.65%, 6/01/44		28	26,873
4.85%, 7/15/45		97	94,918
Tribune Media Co., 5.88%, 7/15/22		1,308	1,321,080
Univision Communications, Inc. (c):
5.13%, 5/15/23		5,293	5,256,584
5.13%, 2/15/25		999	953,426
Virgin Media Secured Finance PLC, 5.50%, 8/15/26 (c)		487	494,305

			112,443,343
Metals & Mining — 3.4%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (c)		291	318,645
Alcoa, Inc., 5.13%, 10/01/24		1,903	1,974,077
Anglo American Capital PLC, 4.45%, 9/27/20 (c)		136	140,760
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	5,173,750
ArcelorMittal:
6.13%, 6/01/18		2,575	2,700,531
7.75%, 3/01/41		455	494,813
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,237,880
Constellium NV:
4.63%, 5/15/21	EUR	490	521,285
5.75%, 5/15/24 (c)	USD	1,728	1,663,200
First Quantum Minerals Ltd. (c):
7.00%, 2/15/21		303	310,575
7.25%, 5/15/22		912	930,240
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (c)		826	958,160
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		4,664	4,650,008
4.00%, 11/14/21		500	487,500
3.55%, 3/01/22		1,251	1,169,685
3.88%, 3/15/23		5,360	4,944,600
5.40%, 11/14/34		2,250	1,965,240
5.45%, 3/15/43		1,542	1,326,120
Novelis Corp. (c):
6.25%, 8/15/24		2,862	3,012,255
5.88%, 9/30/26		2,060	2,090,900
Southern Copper Corp., 5.88%, 4/23/45		3,870	3,943,909

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	1,105	$1,143,675
6.38%, 8/15/22		1,430	1,496,138
5.25%, 4/15/23		309	321,746
5.50%, 10/01/24		240	254,700
5.00%, 12/15/26 (c)		35	35,613
Teck Resources Ltd.:
3.00%, 3/01/19		119	119,595
8.00%, 6/01/21 (c)		1,202	1,325,205
8.50%, 6/01/24 (c)		799	929,836
6.00%, 8/15/40		1,861	1,865,652
6.25%, 7/15/41		721	740,828
5.20%, 3/01/42		640	595,200
United States Steel Corp., 8.38%, 7/01/21 (c)		944	1,047,840
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		1,472	1,522,107

			52,412,268
Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 5.95%, 2/01/17 (d)		9,000	9,000,000
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (c)		695	729,312
Oil, Gas & Consumable Fuels — 15.0%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,668	1,722,220
4.88%, 5/15/23		343	353,776
California Resources Corp., 8.00%, 12/15/22 (c)		1,492	1,327,880
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		1,231	1,374,104
CONSOL Energy, Inc., 5.88%, 4/15/22		7,210	6,975,675
Continental Resources, Inc.:
5.00%, 9/15/22		7,519	7,669,380
4.50%, 4/15/23		469	463,138
DCP Midstream LLC, 6.75%, 9/15/37 (c)		1,527	1,588,080
Denbury Resources, Inc., 9.00%, 5/15/21 (c)		182	198,835
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,589,356
El Paso LLC:
7.80%, 8/01/31		197	246,663
7.75%, 1/15/32		4,586	5,724,731
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,880,514

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	USD	5,075	$5,665,608
Enbridge Energy Partners LP, 9.88%, 3/01/19 (d)		6,000	6,915,930
Enbridge, Inc., Series 16-A, 6.00%, 1/15/77 (b)		3,880	3,928,500
Energy Transfer Equity LP:
7.50%, 10/15/20		598	671,255
5.88%, 1/15/24		5,241	5,594,767
5.50%, 6/01/27		870	900,450
Energy Transfer Partners LP:
5.20%, 2/01/22		10,200	11,007,687
6.13%, 12/15/45		3,579	3,902,334
Enterprise Products Operating LLC:
4.90%, 5/15/46		5,375	5,541,286
Series N, 6.50%, 1/31/19 (d)		12,000	13,060,584
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (c)		415	448,200
Gulfport Energy Corp. (c):
6.00%, 10/15/24		444	452,325
6.38%, 5/15/25		558	571,950
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)		3,666	3,611,010
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20		12,000	13,457,292
4.25%, 9/01/24		2,170	2,217,918
5.40%, 9/01/44		3,615	3,750,172
MEG Energy Corp. (c):
6.50%, 3/15/21		3,839	3,941,501
7.00%, 3/31/24		3,100	2,914,000
6.50%, 1/15/25		2,021	2,041,210
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (c)		3,500	3,692,500
Murphy Oil Corp., 6.88%, 8/15/24		752	806,520
Nexen Energy ULC, 6.40%, 5/15/37		2,000	2,416,870
NGPL PipeCo LLC (c):
7.12%, 12/15/17		2,859	2,944,770
9.63%, 6/01/19		257	268,244
7.77%, 12/15/37		690	762,450
Noble Energy, Inc.:
5.63%, 5/01/21		1,784	1,851,280
5.05%, 11/15/44		3,500	3,561,960
Noble Holding International, Ltd., 7.75%, 1/15/24		1,112	1,105,050
ONEOK Partners LP, 8.63%, 3/01/19 (d)		10,000	11,246,820
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,300,031

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos:
3.50%, 1/30/23 (d)	USD	5,000	$4,606,150
4.63%, 9/21/23		3,965	3,865,875
4.88%, 1/18/24 (d)		2,000	1,930,000
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,763,734
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/44		1,498	1,346,193
4.90%, 2/15/45		2,102	1,961,843
Range Resources Corp., 5.00%, 8/15/22 (c)		32	32,192
Rockies Express Pipeline LLC (c):
5.63%, 4/15/20		295	312,700
6.88%, 4/15/40		580	595,950
RSP Permian, Inc., 6.63%, 10/01/22		789	833,381
Ruby Pipeline LLC, 6.00%, 4/01/22 (c)		10,000	10,596,240
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		405	437,400
5.63%, 4/15/23		10,510	11,403,350
5.75%, 5/15/24		2,575	2,803,531
5.88%, 6/30/26 (c)		1,481	1,642,059
Sanchez Energy Corp.:
7.75%, 6/15/21		153	156,060
6.13%, 1/15/23		2,119	2,034,240
SM Energy Co.:
6.50%, 1/01/23		177	182,310
5.00%, 1/15/24		181	172,403
Southwestern Energy Co.:
7.50%, 2/01/18		63	65,678
5.80%, 1/23/20		1,166	1,203,895
4.10%, 3/15/22		710	658,525
6.70%, 1/23/25		169	169,845
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		255	263,670
5.25%, 5/01/23		37	37,925
6.75%, 3/15/24		184	201,020
Tesoro Corp. (c):
4.75%, 12/15/23		1,230	1,263,825
5.13%, 12/15/26		937	976,823
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		125	130,781
6.25%, 10/15/22		1,519	1,617,735
TransCanada PipeLines Ltd., 4.88%, 1/15/26		4,485	4,987,594
Weatherford International Ltd.:
4.50%, 4/15/22		75	66,750

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd. (continued):
6.50%, 8/01/36	USD	45	$38,138
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,547,961
Whiting Petroleum Corp., 6.25%, 4/01/23 (d)		1,697	1,713,970
Williams Cos., Inc.:
3.70%, 1/15/23		2,245	2,205,712
4.55%, 6/24/24		1,253	1,268,662
8.75%, 3/15/32		2,478	3,168,742
5.75%, 6/24/44		685	693,563
Williams Partners LP, 5.10%, 9/15/45		5,075	5,069,154
WPX Energy, Inc., 6.00%, 1/15/22		164	170,560

			233,860,965
Paper & Forest Products — 1.9%
International Paper Co. (d):
7.50%, 8/15/21		9,675	11,574,735
8.70%, 6/15/38		4,000	5,750,684
7.30%, 11/15/39		10,000	12,992,000

			30,317,419
Pharmaceuticals — 3.6%
AbbVie, Inc. (d):
2.90%, 11/06/22		5,675	5,612,314
4.70%, 5/14/45		3,255	3,167,825
Actavis Funding SCS:
3.45%, 3/15/22		7,335	7,424,245
3.85%, 6/15/24		6,000	6,037,356
4.75%, 3/15/45		1,450	1,429,925
Endo Finance LLC/Endo Finco, Inc. (c):
6.00%, 7/15/23		1,514	1,290,685
6.00%, 2/01/25		530	431,287
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		1,631	1,764,388
Forest Laboratories, Inc., 4.38%, 2/01/19 (c)		2,924	3,036,331
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		1,613	1,673,875
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (c)		739	774,102
Merck & Co., Inc., 6.50%, 12/01/33		6,420	8,322,631
Mylan NV, 3.95%, 6/15/26 (i)		7,500	7,099,410

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18 (d)	USD	6,135	$6,050,644
5.38%, 3/15/20		62	53,320
7.00%, 10/01/20		447	404,535
7.50%, 7/15/21		273	237,169
5.63%, 12/01/21		1,137	898,230
5.50%, 3/01/23		31	23,483
5.88%, 5/15/23		665	506,231
6.13%, 4/15/25		116	86,855

			56,324,841
Professional Services — 0.4%
Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,823,715
Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.:
4.50%, 1/15/18		6,500	6,664,879
5.05%, 9/01/20		500	538,523
5.90%, 11/01/21 (d)		3,770	4,213,356
AvalonBay Communities, Inc., 6.10%, 3/15/20		10,000	11,101,100
DDR Corp.:
4.75%, 4/15/18		2,140	2,194,987
7.88%, 9/01/20		2,650	3,084,409
ERP Operating LP, 5.75%, 6/15/17 (d)		10,000	10,159,330
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		881	864,481
Host Hotels & Resorts LP, 3.75%, 10/15/23 (d)		3,600	3,582,004
iStar, Inc., 4.00%, 11/01/17		825	829,125
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (c)		740	708,550
Starwood Property Trust, Inc., 5.00%, 12/15/21 (c)		627	637,189
UDR, Inc., 4.25%, 6/01/18 (d)		5,225	5,384,477

			49,962,410
Real Estate Management & Development — 0.4%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (c)(d)		4,485	4,180,379
Realogy Group LLC/Realogy Co-Issuer Corp. (c):
4.50%, 4/15/19		803	829,097
5.25%, 12/01/21		344	354,320
4.88%, 6/01/23		1,332	1,298,700

			6,662,496

Corporate Bonds	Par (000)		Value
Road & Rail — 1.2%
Hertz Corp.:
6.75%, 4/15/19	USD	420	$417,900
5.88%, 10/15/20		925	874,125
7.38%, 1/15/21		310	299,925
5.50%, 10/15/24 (c)		764	641,760
Norfolk Southern Corp., 6.00%, 3/15/05		12,700	14,765,503
Penske Automotive Group, Inc., 5.38%, 12/01/24		1,951	1,960,755

			18,959,968
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.50%, 2/01/25		150	150,750
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20		951	984,285
4.13%, 6/01/21		1,461	1,508,336
4.63%, 6/15/22		490	515,725
4.63%, 6/01/23		204	215,730
Sensata Technologies BV, 5.00%, 10/01/25 (c)		1,418	1,417,291

			4,792,117
Software — 0.8%
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (c)		2,034	2,110,275
Infor US, Inc., 6.50%, 5/15/22		2,425	2,488,656
Informatica LLC, 7.13%, 7/15/23 (c)		477	459,112
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		1,901	1,948,525
Oracle Corp., 2.65%, 7/15/26 (d)		4,890	4,596,170
PTC, Inc., 6.00%, 5/15/24		313	333,336

			11,936,074
Specialty Retail — 0.6%
L Brands, Inc.:
7.00%, 5/01/20		3,050	3,362,625
6.88%, 11/01/35		1,119	1,091,025
VF Corp., 5.95%, 11/01/17 (d)		5,000	5,168,015

			9,621,665
Technology Hardware, Storage & Peripherals — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c):
5.88%, 6/15/21		615	648,741
7.13%, 6/15/24		747	817,874
8.35%, 7/15/46		6,005	7,497,819

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 7.38%, 4/01/23 (c)	USD	1,199	$1,318,900

			10,283,334
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 5/01/25		699	702,058
Springs Industries, Inc., 6.25%, 6/01/21		304	314,640
William Carter Co., 5.25%, 8/15/21		1,406	1,455,210

			2,471,908
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		1,045	1,092,025
Tobacco — 1.7%
Altria Group, Inc., 10.20%, 2/06/39 (d)		13,392	23,093,379
Reynolds American, Inc.:
4.85%, 9/15/23		1,120	1,214,886
5.85%, 8/15/45		2,335	2,713,041

			27,021,306
Trading Companies & Distributors — 0.3%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (c)		2,182	2,274,871
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class B, 6.13%, 11/30/21 (c)		2,159	2,245,138

			4,520,009
Transportation Infrastructure — 0.8%
CEVA Group PLC, 4.00%, 5/01/18 (c)		1,800	1,723,500
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (c)		10,500	11,301,423

			13,024,923
Wireless Telecommunication Services — 1.5%
America Movil SAB de CV, 3.13%, 7/16/22 (d)		1,275	1,254,822
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,499,094
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		4,555	4,942,433
Digicel Group Ltd., 7.13%, 4/01/22 (c)		370	295,837
Digicel Ltd., 6.00%, 4/15/21 (c)		1,285	1,198,005

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (continued)
Sprint Communications, Inc., 9.00%, 11/15/18 (c)	USD	5,290	$5,792,550
Sprint Corp., 7.13%, 6/15/24		1,755	1,833,975
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,793,900
6.73%, 4/28/22		2,495	2,594,800
6.84%, 4/28/23		645	688,538

			22,893,954
Total Corporate Bonds - 97.3%			1,516,671,253

Foreign Agency Obligations
Brazilian Government International Bond, 5.00%, 1/27/45		4,525	3,868,875
Indonesia Government International Bond, 5.88%, 1/15/24 (c)		4,400	4,909,617
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,110,250
Republic of Argentina, 5.63%, 1/26/22 (c)		6,485	6,497,970
Total Foreign Agency Obligations — 1.1%			17,386,712

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,596,800
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	12,882,200
Total Municipal Bonds — 1.2%			18,479,000

Preferred Securities
Capital Trusts
Banks — 3.5%
BNP Paribas SA (b)(c)(e)
7.20%		5,000	5,418,750
7.38%		4,535	4,591,688
Capital One Financial Corp., Series E, 5.55% (b)(e)		5,000	5,099,400

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Preferred Securities	Par (000)		Value
Banks (continued)
Citigroup, Inc. (b)(e)
5.90%	USD	2,210	$2,286,245
5.95%		7,000	7,120,750
Credit Suisse Group AG, 7.50% (b)(c)(e)		3,250	3,438,045
HSBC Capital Funding LP, 10.18% (b)(c)(e)		11,835	17,574,975
Nordea Bank AB, 6.13% (b)(c)(e)		5,540	5,380,725
Wells Fargo & Co., (b)(e)
Series K, 7.98%		809	849,450
Series S, 5.90%		281	288,924
Series U, 5.88%		2,655	2,822,597

			54,871,549
Capital Markets — 1.6%
Charles Schwab Corp., Series E, 4.63% (b)(e)		6,805	6,549,812
Credit Suisse Group AG, 6.25% (b)(c)(e)		5,000	4,931,250
Goldman Sachs Group, Inc., Series L, 5.70% (b)(e)		2,950	3,044,843
Morgan Stanley, Series H, 5.45% (b)(e)		8,675	8,805,125
State Street Corp., Series F, 5.25% (b)(e)		1,855	1,917,606

			25,248,636
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (b)(e)		4,510	4,415,570
Diversified Financial Services — 4.3%
Bank of America Corp., (b)(e)
Series AA, 6.10%		6,630	6,911,775
Series K, 8.00%		2,420	2,502,341
Series U, 5.20% (d)		5,785	5,676,531
Barclays PLC, 6.63% (b)(e)		7,385	7,098,831
Credit Agricole SA, 8.13% (b)(c)(e)		5,000	5,315,500
JPMorgan Chase & Co., (b)(e)
6.75%		7,775	8,509,038
Series 1, 7.90%		3,650	3,759,500
Series Q, 5.15%		4,000	3,915,000
Series R, 6.00% (d)		14,130	14,518,575
Royal Bank of Scotland Group PLC, (b)(e)
8.00%		970	941,026
8.63%		5,135	5,301,887

Capital Trusts	Par (000)		Value
Diversified Financial Services (continued)
Societe Generale SA, 7.38% (b)(c)(e)	USD	1,980	$1,983,663

			66,433,667
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70% (b)		8,300	7,636,000
Industrial Conglomerates — 0.7%
General Electric Co., Series D, 5.00% (b)(e)		10,777	11,208,080
Insurance — 4.4%
ACE Capital Trust II, 9.70% (d)		7,000	10,360,000
Allstate Corp, 6.50% (b)		10,400	11,882,000
American International Group, Inc., 8.18% (b)		3,755	4,806,400
Bank One Capital III, 8.75%		2,000	2,807,444
Chubb Corp., 6.38% (b)(d)		7,400	7,218,700
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%		5,000	5,655,455
Farmers Exchange Capital II, 6.15% (b)(c)		4,890	5,128,387
Great-West Life & Annuity Insurance Capital LP II, 3.45% (b)(c)		500	440,000
Hartford Financial Services Group, Inc., 8.13% (b)		5,050	5,403,500
Principal Financial Group, Inc., 4.70% (b)		5,000	4,983,750
Reinsurance Group of America, Inc., 3.63% (b)		12,000	10,788,000

			69,473,636
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (c)(e)		5,600	5,866,000
Oil, Gas & Consumable Fuels — 1.5%
Enterprise Products Operating LLC, 7.00% (b)		2,500	2,262,500
Enterprise Products Operating LLC, Series A, 4.59% (b)		9,325	9,092,807
TransCanada PipeLines Ltd., 6.35% (b)		9,400	8,624,500
TransCanada Trust, 5.63% (b)		2,755	2,823,875

			22,803,682
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 0.00% (c)(e)		7	8,680,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Capital Trusts	Par (000)	Value
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61% (b)	6,125	6,997,813
		283,634,633

Preferred Stocks	Shares
Banks — 1.8%
Citigroup, Inc., Series K, 6.88% (b)(e)	488,320	13,580,179
Wells Fargo & Co., 5.85% (b)	550,500	14,296,485

		27,876,664
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(e)	162,450	4,160,344
SCE Trust III, 5.75% (b)(e)	31,650	827,964
State Street Corp., Series D, 5.90% (b)	220,495	5,794,609

		10,782,917
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%	90,000	2,195,100
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	75,000	1,933,500
Vornado Realty Trust, Series K, 5.70%	50,000	1,209,500

		3,143,000
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., 9.08% (c)	15,143	17,868,740
Total Preferred Stocks — 1.2%		61,866,421

Trust Preferred — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	7,503,525	7,612,067
Total Preferred Securities — 22.7%		353,113,121

U.S. Government Sponsored Agency Securities — 0.2%	Par (000)		Value
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (d)(j)	USD	3,945	$3,750,938

Investment Companies	Shares
U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45		400	385,547
2.25%, 8/15/46 (d)		49,480	41,617,331
U.S. Treasury Notes, 1.63%, 2/15/26 (d)		18,325	17,115,257
Total U.S. Treasury Obligations — 3.8%			59,118,135
Total Long-Term Investments (Cost — $1,931,662,344) — 130.7%			2,036,873,031

Short-Term Securities — 1.1%		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (k)(l)		17,041,419	17,041,419
Total Short-Term Securities (Cost — $17,041,419) — 1.1%			17,041,419
Total Investments Before Options Written (Cost — $1,948,703,763) — 131.8%			2,053,914,450
Options Written (Premiums Received — $437,313) — (0.1)%			(1,372,866)
Total Investments, Net of Options Written (Cost — $1,948,266,450*) — 131.7%			2,052,541,584
Liabilities in Excess of Other Assets — (31.7)%			(493,455,938)

Net Assets — 100.0%			$1,559,085,646

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$ 1,948,922,489
Gross unrealized appreciation	$ 124,431,530
Gross unrealized depreciation	(19,439,569)
Net unrealized appreciation	$ 104,991,961

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $2,951 and an original cost of $45,445, which was less than 0.05% of its net assets.

(b)	Variable rate security. Rate as of period end.

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Perpetual security with no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(i)	When-issued security.

(j)	Zero-coupon bond.

(k)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,872,272	7,169,147	$17,041,419	$17,041,419	$12,483	—	—

(l)	Current yield as of period end.

Portfolio Abbreviations

ARB	Airport Revenue Bonds
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
EUR	Euro
FKA	Formerly Known As
FNMA	Federal National Mortgage Association
OTC	Over-the-Counter
RB	Revenue Bonds
USD	United States Dollar

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.19%	3/05/15	Open	$3,570,225	$3,583,377	U.S. Government Sponsored Agency Securities	Open/Demand
RBC Capital Markets LLC	0.64%	7/11/16	Open	7,404,000	7,433,486	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	10/06/16	Open	4,645,500	4,656,069	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	11/10/16	Open	8,920,000	8,933,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	11/18/16	Open	5,005,778	5,012,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50%	12/15/16	Open	492,075	492,396	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	10,088,750	10,105,214	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	2,452,813	2,456,815	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	4,606,313	4,613,830	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	1,192,188	1,194,133	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	10,425,000	10,442,013	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	6,156,250	6,166,297	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	6,826,500	6,837,640	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	4,415,250	4,422,455	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	4,778,713	4,786,511	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	715,313	716,480	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	2,793,219	2,797,777	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/15/16	Open	1,208,063	1,209,640	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	10,000,000	10,013,056	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	8,210,000	8,220,034	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	3,155,313	3,159,169	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	5,552,375	5,559,161	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	1,852,000	1,854,455	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	5,404,000	5,411,165	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	3,007,000	3,010,987	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	5,297,000	5,304,023	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	2,888,000	2,891,829	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	5,873,000	5,880,787	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	4,905,000	4,911,503	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	3,204,000	3,208,248	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	7,060,000	7,069,360	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	4,369,000	4,374,793	Corporate Bonds	Open/Demand

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	$15,728,000	$15,748,853	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	2,752,000	2,755,649	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	4,585,000	4,591,079	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	9,483,000	9,495,573	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	4,950,000	4,956,563	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	9,266,000	9,278,285	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	4,976,000	4,982,597	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	10,976,000	10,990,552	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	12/19/16	Open	4,685,850	4,683,117	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	2,935,625	2,938,879	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	2,229,563	2,232,034	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	525,938	526,551	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	6,304,656	6,312,012	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	5,055,188	5,061,085	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	4,973,063	4,978,864	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	2,919,531	2,922,937	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	4,150,000	4,155,155	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	5,606,250	5,613,214	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	4,565,000	4,570,671	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	8,685,000	8,695,789	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	3,244,125	3,248,155	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	3,294,000	3,298,092	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	7,834,750	7,844,483	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	13,740,000	13,757,068	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	3,509,513	3,513,872	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	7,425,000	7,434,224	Corporate Bonds	Open/Demand

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.04%	12/19/16	Open	$3,900,000	$3,904,845	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	9,825,000	9,837,205	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	3,311,650	3,315,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	4,405,500	4,410,973	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	6,450,000	6,458,012	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	12,570,000	12,585,615	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	5,260,000	5,266,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	3,225,000	3,229,006	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	17,356,500	17,378,061	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	3,633,438	3,637,951	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	21,996,360	22,023,684	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	4,034,160	4,039,171	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	3,225,000	3,229,006	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	17,512,500	17,534,254	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	6,961,875	6,970,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	6,630,000	6,638,236	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25%	12/21/16	Open	715,645	715,849	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	8,789,375	8,799,786	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.74%	12/29/16	Open	41,996,150	41,990,271	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	0.45%	12/30/16	Open	17,133,875	17,140,943	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	2.00%	1/04/17	Open	1,391,540	1,389,453	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	1/11/17	Open	3,391,090	3,393,074	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	0.25%	1/12/17	Open	4,908,000	4,907,318	Corporate Bonds	Open/Demand

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.04%	1/18/17	Open	$1,898,800	$1,899,458	Corporate Bonds	Open/ Demand
Total				$521,393,148	$522,008,662

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
54	2-Year U.S. Treasury Note	March 2017	USD	11,707,031	$(2,006)
758	5-Year U.S. Treasury Note	March 2017	USD	89,343,329	(159,172)
(1,429)	10-Year U.S. Treasury Note	March 2017	USD	177,865,844	(1,813,150)
(244)	Ultra U.S. Treasury Bond	March 2017	USD	39,207,750	224,879
Total					$(1,749,449)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.70%	Receive	6-month LIBOR	3/15/18	USD	77,900	$(682,880)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.70%	Receive	6-month LIBOR	3/19/18	USD	77,900	(689,986)
Total									$(1,372,866)

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	EUR	1,500	$(7,549)	$8,351	$(15,900)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(32,333)	(1,388)	(30,945)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	(20,118)	(929)	(19,190)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(40,751)	(18,635)	(22,116)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(31,763)	9,549	(41,312)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	(19,764)	6,390	(26,154)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(40,461)	(6,410)	(34,052)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(34,605)	(14,481)	(20,124)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(34,497)	(14,869)	(19,627)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	16,700	(229,992)	(31,279)	(198,713)

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	9,500	$(124,207)	$105,601	$(229,808)
Prudential Financial, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	1,155	(15,101)	15,602	(30,703)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	1,920	(25,104)	24,386	(49,489)
Total						$(656,245)	81,888	(738,133)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Depreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	2,425	$10,820	(9,779)	$20,600
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	USD	10	45	(48)	92
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB	USD	994	4,435	(4,645)	9,080
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs Bank USA	9/20/17	N/R	USD	4,500	30,878	(5,492)	36,370
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs International	9/20/17	N/R	USD	2,800	19,213	(3,675)	22,888
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	N/R	USD	12,200	86,040	7,047	78,993
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD	4,500	32,421	(1,382)	33,803
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A-	USD	2,800	20,173	(925)	21,098
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	N/R	USD	3,025	30,657	(29,731)	60,388
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	BBB+	USD	16,700	232,744	55,771	176,973
American Tower Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB-	USD	10,000	(185,970)	(359,849)	173,879
Total							$281,456	$(352,708)	$634,164
[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$66,745,321	$1,605,600	$68,350,921
Common Stocks	—	—	2,951	2,951
Corporate Bonds	—	1,511,635,753	5,035,500	1,516,671,253
Foreign Agency Obligations	—	17,386,712	—	17,386,712
Municipal Bonds	—	18,479,000	—	18,479,000
Preferred Securities	$43,997,681	301,503,373	—	345,501,054
Trust Preferred	7,612,067	—	—	7,612,067
U.S. Government Sponsored Agency Securities	—	3,750,938	—	3,750,938
U.S. Treasury Obligations	—	59,118,135	—	59,118,135
Short-Term Securities	17,041,419	—	—	17,041,419

Total	$68,651,167	$1,978,619,232	$6,644,051	$2,053,914,450

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017	21

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$634,164	—	$634,164
Interest rate contracts	$224,879	—	—	224,879
Liabilities:
Credit contracts	—	(738,133)	—	(738,133)
Interest rate contracts	(1,974,328)	(1,372,866)	—	(3,347,194)

Total	$(1,749,449)	$(1,476,835)	—	$(3,226,284)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $(522,008,662) were categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total
Assets:
Opening Balance, as of October 31, 2016	$15,186,952	$5,113,500	2,951	$20,303,403
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	(11,331,752)	—	—	(11,331,752)
Accrued discounts/premiums	591	—	—	591
Net realized gain (loss)	58,188	—	—	58,188
Net change in unrealized appreciation (depreciation)[2]	(58,379)	(78,000)	—	(136,379)
Purchases	—	—	—	—
Sales	(2,250,000)	—	—	(2,250,000)

Closing Balance, as of January 31, 2017	$1,605,600	$5,035,500	$2,951	$6,644,051

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[2]	$3,200	$(78,000)	—	$(74,800)

[1]    As of October 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As January 31, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: March 23, 2017